M. Share-Based Compensation (Details-Share-based Compensation) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee stock-based compensation expense	$ 1,068	$ 161	$ 563
Cost of Sales [Member]
Employee stock-based compensation expense	56	7	35
Research and Development Expense [Member]
Employee stock-based compensation expense	53	8	50
Selling and Marketing Expense [Member]
Employee stock-based compensation expense	52	9	58
General and Administrative Expense [Member]
Employee stock-based compensation expense	$ 907	$ 137	$ 420